Summary Of Significant Accounting Policies (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Bonus element restatement factor	1.09
Amount reclassified from accounts receivable to due from related parties	$ 1.2
Amount reclassified from accounts payable and accrued liabilities to payable to related parties	28.2
Amount reclassified from exploration and evaluation to other operating expenses	$ 72.1
Minimum [Member]
Property, Plant and Equipment [Line Items]
Voting interest	20.00%
Property, plant and equipment expected economic lives	1 year
Maximum [Member]
Property, Plant and Equipment [Line Items]
Voting interest	50.00%
Property, plant and equipment expected economic lives	20 years